SCHEDULE OF MATURITIES OF LONG TERM DEBT (Details) - Spetner Associates Inc [Member]	Dec. 31, 2024 USD ($)
2025	$ 8,540
2026	7,829
2027	6,629
2028
2029
Thereafter
Total principal payments	22,998
Less: debt discounts
Total notes payable	$ 22,998